INVESTMENTS	12 Months Ended
Dec. 31, 2025
EBP, NGSP
EBP, Master Trust [Line Items]
Investments
3. INVESTMENTS
The Plan's total divided interest represents 1 percent of total net assets reported by the Trustee of the DC Master Trust as of December 31, 2025 and 2024. The remaining interest in the investments held by the DC Master Trust belongs to the Northrop Grumman Savings Plan.
The net assets of the DC Master Trust and the Plan's interest in Master Trust balances as of December 31, 2025 and 2024, are as follows:

	Master Trust Balances		Plan's Interest in Master Trust Balances
$ in thousands	2025	2024	2025	2024
Assets
At fair value:
Cash equivalents and short-term investment fund	$78,177	$93,059	$1,176	$1,379
U.S. equities	4,048,009	3,594,037	17,388	17,911
Common/collective trust funds	32,627,651	28,679,632	434,208	417,269
Collateral held under securities lending agreements	200,064	693,505	2,129	7,919
Total investments at fair value	36,953,901	33,060,233	454,901	444,478
At contract value:
Synthetic guaranteed investment contracts	3,052,155	3,161,481	46,984	48,669
Total investments at contract value	3,052,155	3,161,481	46,984	48,669
Dividends, interest, taxes and other receivables	213	284	3	3
Total assets	40,006,269	36,221,998	501,888	493,150
Liabilities
Due to broker for securities purchased and other payables	4,516	2,796	67	50
Collateral held under securities lending agreements	200,064	693,505	2,129	7,919
Total liabilities	204,580	696,301	2,196	7,969
Net assets of the DC Master Trust	$39,801,689	$35,525,697	$499,692	$485,181
Net investment income for the DC Master Trust for the plan year ended December 31, 2025, is as follows:

$ in thousands	2025
Investment income
Net appreciation in value of investments	$5,867,005
Interest	95,113
Dividends	65,793
Other income	2,255
Investment manager fees	(3,597)
Net investment income	$6,026,569